Group assets and liabilities by business type (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of operating segments
Schedule of segment statement of financial position by business type

	31 Dec 2022 $m
	Asia and Africa						Unallo-	Elimination
	Insurance						cated	of intra-group
	With-	Unit-			Elimina-		to a	debtors and	Group
	profits	linked	Other	Eastspring	tions	Total	segment	creditors	total
	note (i)	note (i)	note (i)
Debt securitiesnotes (ii)(iv)
Sovereign debt
Indonesia	482	589	483	3	—	1,557	—	—	1,557
Singapore	3,240	507	917	67	—	4,731	—	—	4,731
Thailand	—	—	1,456	—	—	1,456	—	—	1,456
United Kingdom	—	4	—	—	—	4	—	—	4
United States	19,983	54	1,854	—	—	21,891	—	—	21,891
Vietnam	1	12	2,397	—	—	2,410	—	—	2,410
Other (predominantly Asia)	2,041	646	3,288	27	—	6,002	—	—	6,002
Subtotal	25,747	1,812	10,395	97	—	38,051	—	—	38,051
Other government bonds
AAA	1,480	85	108	—	—	1,673	—	—	1,673
AA+ to AA-	105	21	27	—	—	153	—	—	153
A+ to A-	746	139	248	—	—	1,133	—	—	1,133
BBB+ to BBB-	292	77	134	—	—	503	—	—	503
Below BBB- and unrated	227	22	323	—	—	572	—	—	572
Subtotal	2,850	344	840	—	—	4,034	—	—	4,034
Corporate bonds
AAA	996	181	362	—	—	1,539	—	—	1,539
AA+ to AA-	1,951	385	1,556	—	—	3,892	—	—	3,892
A+ to A-	7,230	524	4,348	—	—	12,102	—	—	12,102
BBB+ to BBB-	7,885	1,325	3,974	1	—	13,185	—	—	13,185
Below BBB- and unrated	2,090	444	1,282	—	—	3,816	—	—	3,816
Subtotal	20,152	2,859	11,522	1	—	34,534	—	—	34,534
Asset-backed securities
AAA	168	5	126	—	—	299	—	—	299
AA+ to AA-	6	1	3	—	—	10	—	—	10
A+ to A-	20	—	14	—	—	34	—	—	34
BBB+ to BBB-	14	—	9	—	—	23	—	—	23
Below BBB- and unrated	2	1	1	—	—	4	—	—	4
Subtotal	210	7	153	—	—	370	—	—	370
Total debt securities	48,959	5,022	22,910	98	—	76,989	—	—	76,989
Loans
Mortgage loans	—	—	140	—	—	140	—	—	140
Policy loans	1,498	—	422	—	—	1,920	—	—	1,920
Other loans	472	—	4	—	—	476	—	—	476
Total loans	1,970	—	566	—	—	2,536	—	—	2,536
Equity securities and holdings in collective investment schemes
Direct equities	13,063	11,379	2,139	61	—	26,642	266	—	26,908
Collective investment schemes	19,057	6,760	4,950	2	—	30,769	2	—	30,771
Total equity securities and holdings in collective investment schemes	32,120	18,139	7,089	63	—	57,411	268	—	57,679
Other financial investmentsnote (iii)	1,793	379	2,816	107	—	5,095	1,749	—	6,844
Total financial investmentsnote (v)	84,842	23,540	33,381	268	—	142,031	2,017	—	144,048
Investment properties	—	—	37	—	—	37	—	—	37
Investments in joint ventures and associates accounted for using the equity method	—	—	1,601	314	—	1,915	—	—	1,915
Cash and cash equivalentsnote (vi)	1,038	749	1,791	127	—	3,705	1,809	—	5,514
Reinsurers' share of insurance contract liabilitiesnote C3.3	145	—	2,662	—	—	2,807	—	—	2,807
Other assetsnote (vii)	1,156	154	9,665	713	(67)	11,621	3,409	(3,409)	11,621
Total assets	87,181	24,443	49,137	1,422	(67)	162,116	7,235	(3,409)	165,942

Shareholders' equity	—	—	14,407	1,058	—	15,465	1,495	—	16,960
Non-controlling interests	—	—	43	124	—	167	—	—	167
Total equity	—	—	14,450	1,182	—	15,632	1,495	—	17,127

Contract liabilities and unallocated surplus of with-profits funds	77,687	22,842	25,229	—	—	125,758	—	—	125,758
Core structural borrowings	—	—	—	—	—	—	4,261	—	4,261
Operational borrowings	118	—	86	15	—	219	596	—	815
Other liabilitiesnote (viii)	9,376	1,601	9,372	225	(67)	20,507	883	(3,409)	17,981
Total liabilities	87,181	24,443	34,687	240	(67)	146,484	5,740	(3,409)	148,815
Total equity and liabilities	87,181	24,443	49,137	1,422	(67)	162,116	7,235	(3,409)	165,942

	31 Dec 2021 $m
	Asia and Africa						Unallo-	Elimination
	Insurance						cated	of intra-group
	With-	Unit-			Elimina-		to a	debtors and	Group
	profits	linked	Other	Eastspring	tions	Total	segment	creditors	total
	note (i)	note (i)	note (i)
Debt securitiesnotes (ii)(iv)
Sovereign debt
Indonesia	414	598	609	11	—	1,632	—	—	1,632
Singapore	3,684	550	1,068	126	—	5,428	—	—	5,428
Thailand	—	—	1,577	3	—	1,580	—	—	1,580
United Kingdom	—	7	—	—	—	7	226	—	233
United States	28,552	47	3,525	—	—	32,124	—	—	32,124
Vietnam	—	20	3,022	—	—	3,042	—	—	3,042
Other (predominantly Asia)	2,030	720	4,001	21	—	6,772	—	—	6,772
Subtotal	34,680	1,942	13,802	161	—	50,585	226	—	50,811
Other government bonds						—
AAA	1,472	86	246	—	—	1,804	—	—	1,804
AA+ to AA-	45	2	12	—	—	59	—	—	59
A+ to A-	667	119	304	—	—	1,090	—	—	1,090
BBB+ to BBB-	121	16	116	—	—	253	—	—	253
Below BBB- and unrated	204	15	450	—	—	669	—	—	669
Subtotal	2,509	238	1,128	—	—	3,875	—	—	3,875
Corporate bonds						—
AAA	1,222	236	411	—	—	1,869	—	—	1,869
AA+ to AA-	2,203	359	1,858	—	—	4,420	—	—	4,420
A+ to A-	9,046	675	5,294	—	—	15,015	—	—	15,015
BBB+ to BBB-	9,523	1,711	5,105	—	—	16,339	—	—	16,339
Below BBB- and unrated	4,009	678	1,827	—	—	6,514	—	—	6,514
Subtotal	26,003	3,659	14,495	—	—	44,157	—	—	44,157
Asset-backed securities						—
AAA	88	6	74	—	—	168	—	—	168
AA+ to AA-	6	1	4	—	—	11	—	—	11
A+ to A-	26	—	17	—	—	43	—	—	43
BBB+ to BBB-	15	—	9	—	—	24	—	—	24
Below BBB- and unrated	2	2	1	—	—	5	—	—	5
Subtotal	137	9	105	—	—	251	—	—	251
Total debt securities	63,329	5,848	29,530	161	—	98,868	226	—	99,094
Loans						—
Mortgage loans	—	—	150	—	—	150	—	—	150
Policy loans	1,365	—	368	—	—	1,733	—	—	1,733
Other loans	668	—	11	—	—	679	—	—	679
Total loans	2,033	—	529	—	—	2,562	—	—	2,562
Equity securities and holdings in collective investment schemes
Direct equities	10,290	12,812	2,286	84	—	25,472	683	—	26,155
Collective investment schemes	23,950	7,704	3,787	3	—	35,444	2	—	35,446
Total equity securities and holdings in collective investment schemes	34,240	20,516	6,073	87	—	60,916	685	—	61,601
Other financial investmentsnote (iii)	1,561	149	2,318	106	—	4,134	1,088	—	5,222
Total financial investmentsnote (v)	101,163	26,513	38,450	354	—	166,480	1,999	—	168,479
Investment properties	—	—	38	—	—	38	—	—	38
Investments in joint ventures and associates accounted for using the equity method	—	—	1,878	305	—	2,183	—	—	2,183
Cash and cash equivalentsnote (vi)	905	911	1,444	181	—	3,441	3,729	—	7,170
Reinsurers' share of insurance contract liabilitiesnote C3.3	225	—	9,528	—	—	9,753	—	—	9,753
Other assetsnote (vii)	1,184	166	9,191	759	(51)	11,249	3,608	(3,378)	11,479
Total assets	103,477	27,590	60,529	1,599	(51)	193,144	9,336	(3,378)	199,102

Shareholders' equity	—	—	14,289	1,120	—	15,409	1,679	—	17,088
Non-controlling interests	—	—	45	131	—	176	—	—	176
Total equity	—	—	14,334	1,251	—	15,585	1,679	—	17,264

Contract liabilities and unallocated surplus of with-profits funds	94,002	25,651	37,646	—	—	157,299	—	—	157,299
Core structural borrowings	—	—	—	—	—	—	6,127	—	6,127
Operational borrowings	142	—	106	18	—	266	595	—	861
Other liabilitiesnote (viii)	9,333	1,939	8,443	330	(51)	19,994	935	(3,378)	17,551
Total liabilities	103,477	27,590	46,195	348	(51)	177,559	7,657	(3,378)	181,838
Total equity and liabilities	103,477	27,590	60,529	1,599	(51)	193,144	9,336	(3,378)	199,102

Notes

(i)

‘With-profits’ comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. ‘Unit-linked’ comprises the assets and liabilities held in the unit-linked funds. ‘Other’ includes assets and liabilities of other participating business and other non-linked shareholder-backed business.

(ii)	Of the Group’s debt securities, the following amounts were held by the consolidated investment funds.

	31 Dec 2022 $m	31 Dec 2021 $m
Debt securities held by consolidated investment funds	11,899	15,076

(iii)	Other financial investments comprise derivative assets and deposits.
(iv)

The credit ratings, information or data contained in this report which are attributed and specifically provided by Standard & Poor's, Moody's and Fitch Solutions and their respective affiliates and suppliers ('Content Providers') is referred to here as the 'Content'. Reproduction of any Content in any form is prohibited except with the prior written permission of the relevant party. The Content Providers do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. The Content Providers expressly disclaim liability for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold any such investment or security, nor does it address the suitability of an investment or security and should not be relied on as investment advice.

(v)

Of the total financial investments of $144,048 million as at 31 December 2022 (31 December 2021: $168,479 million), $68,955 million (31 December 2021: $71,524 million) are expected to be recovered within one year, including equity securities and holdings in collective investment schemes.

(vi)

Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-term highly liquid investments with less than 90 days maturity from the date of acquisition and are analysed as follows:

	31 Dec 2022 $m	31 Dec 2021 $m
Cash	1,878	1,902
Cash equivalents	3,636	5,268
Total cash and cash equivalents	5,514	7,170
Analysed as:
Held by the Group's holding and non-regulated entities and available for general use	1,809	3,729
Other funds not available for general use by the Group, including funds held for the benefit of
policyholders	3,705	3,441
Total cash and cash equivalents	5,514	7,170
*

The Group’s cash and cash equivalents are held in the following currencies as at 31 December 2022: USD 45 per cent, GBP 11 per cent, HKD 5 per cent, SGD 5 per cent, MYR 14 per cent and other currencies 20 per cent (31 December 2021: USD 59 per cent, GBP 7 per cent, HKD 3 per cent, SGD 3 per cent, MYR 9 per cent and other currencies 19 per cent).

(vii)

‘Other assets’ at 31 December 2022, comprise goodwill, intangibles (including deferred acquisition costs), property, plant and equipment (see note C11), tax balances and accrued investment income and other debtors, which are analysed as follows:

	31 Dec 2022 $m	31 Dec 2021 $m
Interest receivable	885	872
Other accrued income	250	299
Total accrued investment income	1,135	1,171
Amounts receivable due from:
Policyholders	644	686
Intermediaries	—	4
Reinsurers	192	226
Other sundry debtors	858	863
Total other debtors	1,694	1,779
Total accrued investment income and other debtors	2,829	2,950
Analysed as:
Expected to be settled within one year	2,700	2,761
Expected to be settled beyond one year	129	189
	2,829	2,950

(viii)

Within ‘Other liabilities’ at 31 December 2022 are accruals, deferred income and other liabilities of $8,777 million (31 December 2021: $7,983 million), which are analysed as follows (detailed maturity analysis is provided in note C2.3):

	31 Dec 2022 $m	31 Dec 2021 $m
Accruals and deferred income	539	565
Creditors arising from direct insurance and reinsurance operations	3,000	1,120
Interest payable	59	77
Funds withheld under reinsurance agreements	2,040	1,545
Other creditors	3,139	4,676
Total accruals, deferred income and other creditors	8,777	7,983

Schedule of cash and cash equivalents

	31 Dec 2022 $m	31 Dec 2021 $m
Cash	1,878	1,902
Cash equivalents	3,636	5,268
Total cash and cash equivalents	5,514	7,170
Analysed as:
Held by the Group's holding and non-regulated entities and available for general use	1,809	3,729
Other funds not available for general use by the Group, including funds held for the benefit of
policyholders	3,705	3,441
Total cash and cash equivalents	5,514	7,170
*

The Group’s cash and cash equivalents are held in the following currencies as at 31 December 2022: USD 45 per cent, GBP 11 per cent, HKD 5 per cent, SGD 5 per cent, MYR 14 per cent and other currencies 20 per cent (31 December 2021: USD 59 per cent, GBP 7 per cent, HKD 3 per cent, SGD 3 per cent, MYR 9 per cent and other currencies 19 per cent).

Schedule of accrued investment income and other debtors

	31 Dec 2022 $m	31 Dec 2021 $m
Interest receivable	885	872
Other accrued income	250	299
Total accrued investment income	1,135	1,171
Amounts receivable due from:
Policyholders	644	686
Intermediaries	—	4
Reinsurers	192	226
Other sundry debtors	858	863
Total other debtors	1,694	1,779
Total accrued investment income and other debtors	2,829	2,950
Analysed as:
Expected to be settled within one year	2,700	2,761
Expected to be settled beyond one year	129	189
	2,829	2,950

Schedule of accruals, deferred income and other liabilities

	31 Dec 2022 $m	31 Dec 2021 $m
Accruals and deferred income	539	565
Creditors arising from direct insurance and reinsurance operations	3,000	1,120
Interest payable	59	77
Funds withheld under reinsurance agreements	2,040	1,545
Other creditors	3,139	4,676
Total accruals, deferred income and other creditors	8,777	7,983

Consolidated investment funds
Analysis of operating segments
Schedule of analysis of securities

	31 Dec 2022 $m	31 Dec 2021 $m
Debt securities held by consolidated investment funds	11,899	15,076